Angel Oak Mortgage Trust I, LLC ABS-15G

 Exhibit 99.27

TPR Firm:		Report Date:	XXX
Client Name:	XXX	Report:	XXX
Deal Name:	XXX	Loans in report:	XXX

Incenter Loan ID	Client Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?
XXX	2026040712	XXX	C	A	C	A	A	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	C	A	Credit	Assets	Total Qualified Assets for Reserves Post-Close is less than Total Required Reserve Amount	Resolved-Received additional account statements reflecting sufficient assets. Total Qualified Assets for Reserves Post-Close of XXX is equal to or greater than Total Required Reserve Amount of XXX - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Counter-Received XXX statement, however statement is dated XXX which is expired. Missing updated XXX statement reflecting sufficient assets. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Open-Total Qualified Assets for Reserves Post-Close of XXX is less than Total Required Reserve Amount of XXX Re-calculated reserves of XXX (XXX months) are less than the XXX-month guideline minimum (XXX). XXX reflects assets in the amount of XXX, Missing assets statements supporting XXX reserve shortage. Additional conditions may apply upon receipt.

- Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Received additional account statements reflecting sufficient assets. Total Qualified Assets for Reserves Post-Close of XXX is equal to or greater than Total Required Reserve Amount of XXX - Due Diligence Vendor-XXX
Residual Income greater than minimum required - XXX residual income is greater than minimum residual income required per guidelines XXX.
																										LTV is less than guideline maximum - XXX% LTV is XXX% less than maximum LTV per guidelines XXX%		XXX.pdf XXX.pdf XXX.pdf XXX.pdf XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2026040712	XXX	C	A	C	A	A	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	C	A	Credit	Borrower	Borrower information on 1003 is incomplete	Resolved-Received initial XXX for Borrower XXX. - Due Diligence Vendor-XXX Ready for Review-Document Uploaded. - Seller-XXX Open-Missing initial 1003/URLA for borrower XXX. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Received initial URLA for Borrower XXX. - Due Diligence Vendor-XXX	Residual Income greater than minimum required - XXX residual income is greater than minimum residual income required per guidelines XXX.
																										LTV is less than guideline maximum - XXX% LTV is XXX% less than maximum LTV per guidelines XXX%		XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2026040717	XXX	D	A	D	A	A	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	C	A	Credit	Closing	Borrower 1 XXX Credit Report is Expired (Greater than XXX Days from Closing/Settlement Date)	Resolved-Lender commentary received stating no exception is required per investor. - Due Diligence Vendor-XXX
Ready for Review-UNDERWRITER MANAGER RESPONSE - I personally had calls XXX and stated that if we get a new XXX  and there are no new liabilities to add that would impact DTI no exception is needed.  They specifically said this is not an exception.
 - Seller-XXX
Counter-Lender commentary and investor exception approval received. Unable to determine if an exception is required and the investor's exception approval and lenders internal waiver form were provided.  - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. We spoke to the investor, and they said to proceed with ordering the XXX report if no issues no new debt, then there is no need for an exception - Seller-XXX
Counter-Received XXX credit report, however it is dated outside of XXX days of the closing date and does not meet guidelines. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Open-Borrower 1 XXX Credit Report is Expired (Greater than XXX days from Closing/Settlement Date). XXX report for borrower and coborrower dated XXX exceeds XXX days from the closing date. Missing updated credit or XXX report. Subject to re-calculation of debt ratio upon receipt. - Due Diligence Vendor-XXX	Ready for Review-UNDERWRITER MANAGER RESPONSE - I personally had calls XXX and stated that if we get a XXX and there are no new liabilities to add that would impact DTI no exception is needed. They specifically said this is not an exception.
 - Seller-XXX
 Ready for Review-Document Uploaded. We spoke to the investor, and they said to proceed with ordering the XXX report if no issues no new debt, then there is no need for an exception - Seller-XXX
 Ready for Review-Document Uploaded.  - Seller-XXX
Resolved-Lender commentary received stating no exception is required per investor. - Due Diligence Vendor-XXX	LTV is less than guideline maximum - XXX%/XXX% LTV is XXX% less than maximum LTV per guidelines XXX%
Months Reserves exceed minimum required - XXX months reserves, minimum reserves required per guidelines is XXX months
																										Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of XXX		XXX.pdf XXX.pdf XXX.pdf XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2026040717	XXX	D	A	D	A	A	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	C	A	Credit	Eligibility	Trust/POA Does Not Meet Guideline Requirements	Resolved-Received confirmation from XXX trust was reviewed and approved. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Counter-Received trust cert, however missing documentation trust cert was reviewed and approved by the XXX. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Open-Trust/POA Does Not Meet Guideline Requirements The trust certificate was provided, but it has not been acknowledged or not signed or reviewed by title (per title requirement). - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Received confirmation from XXX trust was reviewed and approved. - Due Diligence Vendor-XXX	LTV is less than guideline maximum - XXX%/XXX% LTV is XXX% less than maximum LTV per guidelines XXX%
Months Reserves exceed minimum required - XXX months reserves, minimum reserves required per guidelines is XXX months
																										Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of XXX		XXX.pdf XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2026040717	XXX	D	A	D	A	A	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	C	A	Credit	Title	Property Title Issue	Resolved-Received Clear XXX reflecting removal of items #XXX & #XXX. - Due Diligence Vendor-XXX
Counter-Received title supplement reflecting title item #XXX is removed. Still missing title supplement reflecting XXX item #XXX will be subordinated (Missing copy of executed subordination agreement from XXX - XXX original amount XXX). - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. WILL DO REQUEST THE TITLE SUPPLEMENT REMOVING THE ITEM #XXX - Seller-XXX
Open-Property Title Issue Missing title supplement and evidence of the following: (1) title item #XXX (XXX) will be removed; (2) Title item #XXX will be subordinated (Missing copy of executed subordination agreement from XXX - XXX original amount XXX). - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. WILL DO REQUEST THE TITLE SUPPLEMENT REMOVING THE ITEM #XXX - Seller-XXX	Resolved-Received Clear XXX reflecting removal of items #XXX & #XXX. - Due Diligence Vendor-XXX	LTV is less than guideline maximum - XXX%/XXX% LTV is XXX% less than maximum LTV per guidelines XXX%
Months Reserves exceed minimum required - XXX months reserves, minimum reserves required per guidelines is XXX months
																										Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of XXX		XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2026040717	XXX	D	A	D	A	A	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Closing/Final Verbal VOE	Resolved-Received VVOE within XXX days of the Note Date. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Open-Copy of VVOE dated XXX exceeds XXX days to Note date of XXX. Missing copy of VVOE within XXX days of closing. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Received VVOE within XXX days of the Note Date. - Due Diligence Vendor-XXX	LTV is less than guideline maximum - XXX%/XXX% LTV is XXX% less than maximum LTV per guidelines XXX%
Months Reserves exceed minimum required - XXX months reserves, minimum reserves required per guidelines is XXX months
																										Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of XXX		XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2026040717	XXX	D	A	D	A	A	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	C	A	Credit	Title	Title Coverage is Less than Subject Lien(s) Total	Resolved-Received XXX reflecting sufficient title coverage and Mortgagee. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Open-Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien(s) of XXX Missing title supplement to show lender's name and coverage amount. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Received XXX reflecting sufficient title coverage and Mortgagee. - Due Diligence Vendor-XXX	LTV is less than guideline maximum - XXX%/XXX% LTV is XXX% less than maximum LTV per guidelines XXX%
Months Reserves exceed minimum required - XXX months reserves, minimum reserves required per guidelines is XXX months
																										Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of XXX		XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2026040894	XXX	D	B	D	B	A	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	C	A	Credit	Income/Employment	Income/Employment General	Resolved-Lender XXX received - XXX opened XXX. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Open-Business Income used from multiple accounts to form a complete XXX-months of income, which is not eligible as comingling of multiple accounts to generate a full XXX -months is not permitted by guidelines. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Lender LOX received - New account opened XXX- Due Diligence Vendor-XXX	Months Reserves exceed minimum required - XXX months reserves, minimum reserves required per guidelines is XXX months
Residual Income greater than minimum required - XXX residual income is greater than minimum residual income required per guidelines XXX.
Qualifying DTI below max allowed. - XXX% calculated DTI is XXX% percent below the maximum DTI per guidelines of XXX%.
																										Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of XXX		XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2026040894	XXX	D	B	D	B	A	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Lease Agreement	Resolved-Received supporting documentation. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Open-Missing lease agreement for the subject property. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Received supporting documentation. - Due Diligence Vendor-XXX	Months Reserves exceed minimum required - XXX months reserves, minimum reserves required per guidelines is XXX months
Residual Income greater than minimum required - XXX residual income is greater than minimum residual income required per guidelines XXX.
Qualifying DTI below max allowed. - XXX% calculated DTI is XXX% percent below the maximum DTI per guidelines of XXX%.
																										Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of XXX		XXX.pdf XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2026040894	XXX	D	B	D	B	A	A	A	A	Closed	XXX	XXX	XXX	Waived	2 - Non-Material	C	B	Credit	Closing	Borrower 1 XXX Credit Report is Expired (Greater than XXX Days from Closing/Settlement Date)	Waived-Upon additional review, Client elects to waive with Comp Factors. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Counter-Received XXX credit report dated XXX, which is outside of XXX days from the Note date of XXX. Original condition remains. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Open-Borrower 1 XXX Credit Report is Expired (Greater than XXX days from Closing/Settlement Date). - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX Ready for Review-Document Uploaded. - Seller-XXX	Waived-Upon additional review, Client elects to waive with Comp Factors. - Due Diligence Vendor-XXX	Months Reserves exceed minimum required - XXX months reserves, minimum reserves required per guidelines is XXX months
Residual Income greater than minimum required - XXX residual income is greater than minimum residual income required per guidelines XXX.
Qualifying DTI below max allowed. - XXX% calculated DTI is XXX% percent below the maximum DTI per guidelines of XXX%.
																										Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of XXX	1) XXX% DTI is less than XXX% maximum 2) XXX months of Reserves are greater than XXX month minimum 3) XXX Residual income is greater than $XXX minimum	XXX.pdf XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	XXX	Originator Post-Close	Yes
XXX	2026040944	XXX	D	A	D	A	A	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Received HOI and evidence of no HOA Dues for property located at XXX. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Open-Missing verification of insurance, and/or HOA fees for non-subject property located at 'XXX, XXX, XXX. Subject to recalculation of rental income/DTI.
- Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Received XXX and evidence of no XXX Dues for property located at XXX. - Due Diligence Vendor-XXX	Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of XXX
Qualifying DTI below max allowed. - XXX% calculated DTI is XXX percent below the maximum DTI per guidelines of XXX%
																										LTV is less than guideline maximum - XXX% LTV is XXX% less than maximum LTV per guidelines XXX%		XXX.pdf XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	XXX	N/A	N/A